CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022	Jun. 30, 2022
CURRENT ASSETS:
Cash and cash equivalents	$ 10,435	$ 4,483	$ 16,416
Short-term investments	19,004	14,217	8,718
Trade receivables	8,788	7,797	7,293
Inventory	3,995	3,879	4,954
Other accounts receivable	2,176	1,912	1,213
Total current assets	44,398	32,288	38,594
NON-CURRENT ASSETS:
Inventory	1,572	1,731
Prepaid expenses	3,234	3,364	3,299
Call option to non-controlling interests, net		245	379
Long-term deposits	334	423	408
Right-of-use assets	10,695	11,038	10,947
Deferred taxes	2,213	2,872	3,659
Other financial assets			250
Total non-current assets other than long-lived assets	18,048	19,673	18,942
PROPERTY AND EQUIPMENT, NET	4,814	4,652	4,120
GOODWILL	32,320	33,745	33,433
INTANGIBLE ASSETS, NET	20,244	20,425	19,235
Total assets	119,824	110,783	114,324
CURRENT LIABILITIES:
Credit from banks and others	2,101	2,169	2,152
Current maturities of lease liabilities	2,398	2,263	2,189
Deferred revenues	218	260	309
Income taxes payable	144	138	195
Trade payables	3,668	3,757	4,036
Other payables	7,353	9,238	7,287
Total current liabilities	15,882	17,825	16,168
NON-CURRENT LIABILITIES:
Liability for share options		7,164	13,940
Put option to non-controlling interests, net	241
Loans from banks	11,320	13,008	14,176
Deferred taxes	2,417	2,700	2,873
Lease liabilities	8,847	9,302	9,322
Employee benefit liabilities	1,488	1,495	2,168
Total non-current liabilities	24,313	33,669	42,479
Total liabilities	40,195	51,494	58,647
Attributable to equity holders of the Company:
Issued capital	48	43	42
Additional paid-in capital	155,874	130,009	126,753
Treasury shares	(2)	(2)	(56)
Foreign currency translation reserve	(6,693)	(3,291)	(3,226)
Capital reserve for options	1,514	1,002	1,002
Capital reserve for remeasurement gains on defined benefit plans	1,000	1,000	442
Accumulated deficit	(75,291)	(73,074)	(72,973)
Total	76,450	55,687	51,984
Non-controlling interests	3,179	3,602	3,693
Total equity	79,629	59,289	55,677
Total liabilities and equity	$ 119,824	$ 110,783	$ 114,324